Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.4%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 860,599
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,692,690
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 11.642%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,182,506
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 11.812%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	682,623
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	890,300
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.569%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	910,137
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,351,095
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	350,698
Series 2022-1A, Class E, 11.032%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,129,891
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,025,290
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	417,095
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 11.308%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	891,608
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	1,000	877,905
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.058%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	863,850
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	218,409
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 10.558%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,020,611
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.739%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	907,999
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 940,104
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.16%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	921,603
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	790,483
Series 2014-1A, Class DR2, 10.492%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,309,722
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	450,232
Series 2019-1A, Class DR, 11.369%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	903,302
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	870,836
RAD CLO 7, Ltd., Series 2020-7A, Class E, 11.292%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,182,723
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	601,460
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.792%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	683,736
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.091%, (3 mo. SOFR + 6.19%), 10/20/31(1)(2)	850	691,625
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.578%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	874,410
Voya CLO, Ltd., Series 2013-1A, Class DR, 11.272%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,483,942
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.032%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,146,985
Total Asset-Backed Securities (identified cost $31,862,782)		$ 28,124,469

Closed-End Funds — 2.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,334,391
Invesco Senior Income Trust	402,161	1,588,536
Nuveen Credit Strategies Income Fund	406,731	2,167,876
Nuveen Floating Rate Income Fund	164,907	1,398,411
Nuveen Floating Rate Income Opportunity Fund	115,017	964,993
Total Closed-End Funds (identified cost $9,825,291)		$ 7,454,207

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	58	$ 249,863
		$ 249,863
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(5)	326	$ 164
Skillsoft Corp.(4)(5)	56,469	88,092
		$ 88,256
Investment Companies — 0.1%
Aegletes B.V.(5)	15,179	$ 267,530
Jubilee Topco, Ltd., Class A(3)(5)	506,431	0
		$ 267,530
Oil and Gas — 0.0%(6)
QuarterNorth Energy, Inc.(5)	1,753	$ 243,083
		$ 243,083
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 152,813
Cumulus Media, Inc., Class A(4)(5)	42,499	230,344
iHeartMedia, Inc., Class A(4)(5)	36,714	266,544
		$ 649,701
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Pet Holding Corp.(3)(4)(5)	613	$ 39,324
		$ 39,324
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 421,210
		$ 421,210
Total Common Stocks (identified cost $3,913,559)		$ 1,958,967

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	107	$ 27
Total Convertible Preferred Stocks (identified cost $3,197)		$ 27

Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$700	$ 600,933
		$ 600,933
Automotive — 0.3%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 995,252
		$ 995,252
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 555,416
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	562,118
		$ 1,117,534
Business Equipment and Services — 0.7%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 978,083
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	750	739,631
5.75%, 4/15/26(1)	750	725,561
		$ 2,443,275
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 514,725
		$ 514,725
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 981,354
		$ 981,354

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Conglomerates — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	$1,000	$ 885,590
		$ 885,590
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 584,300
		$ 584,300
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 572,872
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	949,190
		$ 1,522,062
Diversified Financial Services — 0.2%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 547,900
		$ 547,900
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 521,551
		$ 521,551
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,010,910
		$ 1,010,910
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$1,000	$ 793,379
		$ 793,379
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 529,631
		$ 529,631
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 844,854
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	410,938
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	923,680
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	554,900
		$ 2,734,372
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 534,944
		$ 534,944
Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 568,550
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	510,191
		$ 1,078,741
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 536,731
		$ 536,731
Media — 0.4%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 91,294
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,160	358,502
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	195,950
8.375%, 5/1/27	376	331,549
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	534,937
		$ 1,512,232
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$500	$ 431,330
		$ 431,330
Oil and Gas — 0.5%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 973,340
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	625	589,533
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	457,972
		$ 2,020,845
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 508,453
		$ 508,453
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 542,828
		$ 542,828
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 518,756
		$ 518,756

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 507,370
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	488,250
		$ 995,620
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 495,128
		$ 495,128
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 926,140
		$ 926,140
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 776,402
		$ 776,402
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$600	$ 528,512
		$ 528,512
Total Corporate Bonds (identified cost $31,393,483)		$ 27,189,430

Senior Floating-Rate Loans — 134.8%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	$ 413,930
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	107	106,136
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	466,564
Dynasty Acquisition Co., Inc.:
Term Loan, 8.218%, (SOFR + 3.50%), 4/6/26		1,279	1,255,484
Term Loan, 8.218%, (SOFR + 3.50%), 4/6/26		688	675,349
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		411	$ 323,972
WP CPP Holdings, LLC, Term Loan, 8.58%, (USD LIBOR + 3.75%), 4/30/25(8)		4,247	3,886,649
			$ 7,128,084
Airlines — 1.0%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,050	$ 3,133,875
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27		720	751,179
			$ 3,885,054
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 2/14/30(9)		375	$ 374,766
			$ 374,766
Auto Components — 3.4%
Adient US, LLC, Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 4/10/28		2,522	$ 2,524,477
Chassix, Inc., Term Loan, 12.25%, (USD Prime + 4.50%), 11/15/23		1,425	1,298,531
Clarios Global, L.P.:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	980,294
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,042	3,034,070
DexKo Global, Inc.:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	74	70,178
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	226,809
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	436,148
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		695	653,809
Term Loan, 11.08%, (SOFR + 6.50%), 10/4/28		825	787,875
Garrett LX I S.a.r.l., Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28		765	755,746
LTI Holdings, Inc., Term Loan, 9.385%, (1 mo. USD LIBOR + 4.75%), 7/24/26		593	580,208
Truck Hero, Inc., Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 1/31/28		1,828	1,664,590
			$ 13,012,735

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 0.6%
MajorDrive Holdings IV, LLC:
Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28	665	$ 644,375
Term Loan, 10.054%, (SOFR + 5.50%), 6/1/29	1,489	1,462,697
		$ 2,107,072
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27	1,078	$ 1,047,232
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28	765	368,267
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,463	2,300,389
		$ 3,715,888
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.11%, (1 mo. USD LIBOR + 2.50%), 3/12/26	386	$ 378,010
Alltech, Inc., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 10/13/28	421	411,459
		$ 789,469
Building Products — 2.5%
Cornerstone Building Brands, Inc., Term Loan, 7.838%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,415	$ 2,241,489
Gardner Denver, Inc., Term Loan, 6.468%, (SOFR + 1.75%), 3/1/27	1,267	1,265,713
Ingersoll-Rand Services Company, Term Loan, 6.468%, (SOFR + 1.75%), 3/1/27	1,386	1,383,957
LHS Borrower, LLC, Term Loan, 9.468%, (SOFR + 4.75%), 2/16/29	1,682	1,375,270
MI Windows and Doors, LLC, Term Loan, 8.218%, (SOFR + 3.50%), 12/18/27	1,536	1,530,900
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29	823	798,421
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28	945	944,784
		$ 9,540,534
Capital Markets — 5.0%
Advisor Group, Inc., Term Loan, 9.135%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,374	$ 2,374,414
AllSpring Buyer, LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28	1,343	1,337,082
Aretec Group, Inc., Term Loan, 8.968%, (SOFR + 4.25%), 10/1/25	3,462	3,427,097
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center, LLC, Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 4/7/28		2,514	$ 2,456,364
EIG Management Company, LLC, Term Loan, 8.368%, (1 mo. USD LIBOR + 3.75%), 2/22/25		262	260,955
Focus Financial Partners, LLC:
Term Loan, 7.118%, (SOFR + 2.50%), 6/30/28		1,478	1,468,771
Term Loan, 7.868%, (SOFR + 3.25%), 6/30/28		324	322,896
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28		2,000	1,922,500
Hudson River Trading, LLC, Term Loan, 7.732%, (SOFR + 3.00%), 3/20/28		1,737	1,664,490
Mariner Wealth Advisors, LLC, Term Loan, 8.10%, (SOFR + 3.25%), 8/18/28		1,680	1,661,578
Victory Capital Holdings, Inc.:
Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26		922	920,402
Term Loan, 12/29/28(9)		1,000	997,500
			$ 18,814,049
Chemicals — 5.4%
Aruba Investments, Inc.:
Term Loan, 6.429%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	516	$ 530,571
Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 11/24/27		1,536	1,518,769
Charter NEX US, Inc., Term Loan, 8.482%, (SOFR + 3.75%), 12/1/27		490	482,820
Chemours Company (The), Term Loan, 4.43%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	617	649,918
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		811	686,191
Flint Group GmbH:
Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		107	76,192
Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		649	460,900
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		756	754,987
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,527	1,332,089
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	208,631
INEOS Enterprises Holdings U.S. Finco, LLC, Term Loan, 8.49%, (SOFR + 3.50%), 8/28/26		219	217,978
INEOS Finance PLC:
Term Loan, 4.429%, (1 mo. EURIBOR + 2.00%), 4/1/24	EUR	4	4,012
Term Loan, 5.179%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	633,086

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution U.S. Holding, LLC, Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,970	$ 1,962,613
INEOS U.S. Finance, LLC:
Term Loan, 7.218%, (SOFR + 2.50%), 11/8/28		521	513,165
Term Loan, 2/9/30(9)		750	746,438
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		1,147	1,145,387
Kraton Polymers Holdings B.V., Term Loan, 5.313%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	313,873
Lonza Group AG, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,487	2,361,541
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		663	663,069
Momentive Performance Materials, Inc., Term Loan, 7.89%, (1 mo. USD LIBOR + 3.25%), 5/15/24		458	458,089
Olympus Water US Holding Corporation, Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28		347	343,814
Orion Engineered Carbons GmbH, Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		321	316,257
Rohm Holding GmbH, Term Loan, 10.125%, (6 mo. USD LIBOR + 5.00%), 7/31/26		1,471	1,283,601
Starfruit Finco B.V., Term Loan, 5.052%, (3 mo. EURIBOR + 3.00%), 10/1/25	EUR	448	463,865
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,450	2,445,146
			$ 20,573,002
Commercial Services & Supplies — 5.0%
Allied Universal Holdco, LLC, Term Loan, 8.468%, (SOFR + 3.75%), 5/12/28		4,013	$ 3,873,562
Belfor Holdings, Inc., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 4/6/26		555	554,991
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,770	1,709,567
Garda World Security Corporation, Term Loan, 8.85%, (1 mo. USD LIBOR + 4.25%), 10/30/26		2,426	2,424,751
GFL Environmental, Inc., Term Loan, 7.718%, (SOFR + 3.00%), 5/28/27		49	49,184
LABL, Inc., Term Loan, 9.635%, (1 mo. USD LIBOR + 5.00%), 10/29/28		619	605,215
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 6.50%), 3/29/24		1,555	1,022,304
PECF USS Intermediate Holding III Corporation, Term Loan, 8.885%, (1 mo. USD LIBOR + 4.25%), 12/15/28		545	464,186
Phoenix Services International, LLC:
DIP Loan, 14.559%, (SOFR + 2.00%), 3/28/23(10)		100	96,613
DIP Loan, 16.561%, (SOFR + 12.00%), 9/29/23		207	199,898
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC: (continued)
Term Loan, 0.00%, 3/1/25(11)	664	$ 81,905
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26	2,116	2,113,286
SITEL Worldwide Corporation, Term Loan, 8.39%, (1 mo. USD LIBOR + 3.75%), 8/28/28	2,305	2,300,903
Tempo Acquisition, LLC, Term Loan, 7.618%, (SOFR + 3.00%), 8/31/28	1,628	1,628,318
TruGreen Limited Partnership, Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 11/2/27	2,114	1,945,236
		$ 19,069,919
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 9.635%, (1 mo. USD LIBOR + 5.00%), 11/1/28	333	$ 333,765
		$ 333,765
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 3/18/29	2,481	$ 2,476,340
		$ 2,476,340
Containers & Packaging — 1.8%
Berlin Packaging, LLC, Term Loan, 8.329%, (USD LIBOR + 3.75%), 3/11/28(8)	1,037	$ 1,017,757
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.893%, (SOFR + 4.18%), 4/13/29	2,517	2,487,481
Pregis TopCo Corporation, Term Loan, 8.482%, (SOFR + 3.75%), 7/31/26	655	649,021
Pretium PKG Holdings, Inc.:
Term Loan, 8.775%, (3 mo. USD LIBOR + 4.00%), 10/2/28	520	456,243
Term Loan - Second Lien, 11.512%, (3 mo. USD LIBOR + 6.75%), 10/1/29	300	220,406
Proampac PG Borrower, LLC, Term Loan, 9.177%, (3 mo. USD LIBOR + 3.75%), 11/3/25(8)	615	606,170
Trident TPI Holdings, Inc.:
Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 10/17/24	737	734,689
Term Loan, 9/15/28(9)	750	740,938
		$ 6,912,705
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 9.101%, (1 mo. USD LIBOR + 4.50%), 4/6/28	3,279	$ 3,258,922

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.592%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)		112	$ 89,835
			$ 3,348,757
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 8.218%, (SOFR + 3.50%), 12/11/28		569	$ 536,060
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,657	2,605,685
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25		425	404,016
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27		457	457,560
			$ 4,003,321
Diversified Financial Services — 0.6%
Concorde Midco, Ltd., Term Loan, 6.132%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 583,090
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	950	984,405
Zephyr Bidco Limited, Term Loan, 8.758%, (SONIA + 4.78%), 7/23/25	GBP	775	863,313
			$ 2,430,808
Diversified Telecommunication Services — 3.7%
Altice France S.A., Term Loan, 10.17%, (SOFR + 5.50%), 8/15/28		3,940	$ 3,825,412
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		408	399,878
Term Loan - Second Lien, 12.979%, (3 mo. USD LIBOR + 8.25%), 6.229% cash, 6.75% PIK, 3/23/26		885	562,178
UPC Broadband Holding B.V.:
Term Loan, 4.902%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	804,494
Term Loan, 6.838%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	884,813
UPC Financing Partnership, Term Loan, 7.513%, (1 mo. USD LIBOR + 2.93%), 1/31/29		660	652,182
Virgin Media Bristol, LLC, Term Loan, 7.838%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,775	5,757,756
Zayo Group Holdings, Inc., Term Loan, 5.679%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,425	1,259,101
			$ 14,145,814
Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 8.968%, (SOFR + 4.25%), 5/13/29		1,317	$ 1,320,128
			$ 1,320,128
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 11/3/28		1,337	$ 1,291,059
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28		1,342	1,157,793
DG Investment Intermediate Holdings 2, Inc., Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 3/31/28		985	966,071
Mirion Technologies, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 10/20/28		525	521,618
Robertshaw US Holding Corp., Term Loan, 8.25%, (3 mo. USD LIBOR + 3.50%), 2/28/25		1,024	575,453
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,222	1,139,896
Verisure Holding AB:
Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	850	869,404
Term Loan, 5.643%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	325	335,397
			$ 6,856,691
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 15.938%, (1 mo. USD LIBOR + 13.00%), 2/1/26(10)		55	$ 27,446
			$ 27,446
Engineering & Construction — 1.7%
Aegion Corporation, Term Loan, 9.385%, (1 mo. USD LIBOR + 4.75%), 5/17/28		1,293	$ 1,263,221
Amentum Government Services Holdings, LLC, Term Loan, 8.124%, (SOFR + 4.00%), 2/15/29		672	665,748
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		613	610,969
Northstar Group Services, Inc., Term Loan, 10.232%, (1 mo. USD LIBOR + 5.50%), 11/12/26		1,523	1,488,716
USIC Holdings, Inc., Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,370	2,300,751
			$ 6,329,405
Entertainment — 1.3%
City Football Group Limited, Term Loan, 7.592%, (1 mo. USD LIBOR + 3.00%), 7/21/28		990	$ 944,212
Crown Finance US, Inc.:
DIP Loan, 14.638%, (SOFR + 10.00%), 9/7/23		1,526	1,561,229

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Crown Finance US, Inc.: (continued)
Term Loan, 0.00%, 9/30/26(11)		1,511	$ 260,056
EP Purchaser, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/6/28		347	347,230
Renaissance Holding Corp.:
Term Loan, 9.066%, (SOFR + 4.50%), 4/1/27		149	147,464
Term Loan - Second Lien, 11.635%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	191,900
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,159	1,156,145
Vue International Bidco PLC:
Term Loan, 9.766%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	71,968
Term Loan, 10.346%, (3 mo. EURIBOR + 8.00%), 4.346% cash, 6.00% PIK, 12/31/27	EUR	506	321,837
			$ 5,002,041
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.367%, (1 mo. USD LIBOR + 4.75%), 10/1/25		494	$ 435,117
Badger Buyer Corp., Term Loan, 8.117%, (1 mo. USD LIBOR + 3.50%), 9/30/24		355	291,356
CHG PPC Parent, LLC, Term Loan, 7.688%, (1 mo. USD LIBOR + 3.00%), 12/8/28		397	393,030
Del Monte Foods, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 5/16/29		399	392,142
Monogram Food Solutions, LLC, Term Loan, 8.688%, (1 mo. USD LIBOR + 4.00%), 8/28/28		446	431,021
Shearer's Foods, Inc., Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 9/23/27		440	429,038
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		935	923,910
United Petfood Group B.V., Term Loan, 5.501%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	775	790,515
			$ 4,086,129
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 8.224%, (3 mo. USD LIBOR + 3.50%), 6/5/28		2,935	$ 2,935,770
			$ 2,935,770
Health Care Equipment & Supplies — 1.9%
Artivion, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		499	$ 474,228
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		866	844,594
Gloves Buyer, Inc., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,676	1,587,704
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		2,612	$ 1,973,475
Medline Borrower, L.P., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,481	2,395,612
			$ 7,275,613
Health Care Providers & Services — 8.1%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		1,641	$ 1,618,436
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	250	245,309
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.508%, (SOFR + 8.00%), 1/15/26		2,460	1,770,842
Cano Health, LLC, Term Loan, 8.718%, (SOFR + 4.00%), 11/23/27		2,506	2,064,590
CCRR Parent, Inc., Term Loan, 8.39%, (1 mo. USD LIBOR + 3.75%), 3/6/28		1,590	1,558,073
Cerba Healthcare S.A.S.:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	448,597
Term Loan, 5.929%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	525	535,510
CHG Healthcare Services, Inc., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 9/29/28		1,688	1,680,635
Covis Finco S.a.r.l., Term Loan, 11.23%, (SOFR + 6.50%), 2/18/27		818	459,173
Electron BidCo, Inc., Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 11/1/28		695	689,539
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.875%), 3/31/27		348	314,764
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		2,461	993,596
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,350	1,355,385
LSCS Holdings, Inc., Term Loan, 9.135%, (1 mo. USD LIBOR + 4.50%), 12/16/28		644	630,228
Medical Solutions Holdings, Inc., Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28		2,516	2,453,497
National Mentor Holdings, Inc.:
Term Loan, 8.474%, (SOFR + 3.75%), 3/2/28		2,246	1,757,351
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28		65	51,237
Option Care Health, Inc., Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 10/27/28		371	371,559
Pacific Dental Services, LLC, Term Loan, 8.092%, (1 mo. USD LIBOR + 3.50%), 5/5/28		591	589,522
Pediatric Associates Holding Company, LLC:
Term Loan, 6.722%, (USD LIBOR + 3.25%), 12/29/28(10)		165	162,803

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pediatric Associates Holding Company, LLC: (continued)
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 12/29/28		1,082	$ 1,070,450
PetVet Care Centers, LLC, Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 2/14/25		344	329,070
Phoenix Guarantor, Inc.:
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,954	2,912,638
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,527	1,505,155
Radiology Partners, Inc., Term Loan, 8.885%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,305	1,120,537
Sound Inpatient Physicians, Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		478	391,550
Surgery Center Holdings, Inc., Term Loan, 8.36%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,248	2,234,748
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	339,517
U.S. Anesthesia Partners, Inc., Term Loan, 8.816%, (1 mo. USD LIBOR + 4.25%), 10/1/28		963	925,160
			$ 30,579,471
Health Care Technology — 2.8%
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25		910	$ 886,505
Certara, L.P., Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 8/15/26		948	942,915
eResearchTechnology, Inc., Term Loan, 9.135%, (1 mo. USD LIBOR + 4.50%), 2/4/27		344	317,361
Imprivata, Inc.:
Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 12/1/27		987	962,134
Term Loan, 8.868%, (SOFR + 4.25%), 12/1/27		199	195,061
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 12/18/28		968	907,207
Term Loan - Second Lien, 11.385%, (1 mo. USD LIBOR + 6.75%), 12/17/29		625	433,203
Navicure, Inc., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,556	1,555,027
PointClickCare Technologies, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 12/29/27		663	659,872
Project Ruby Ultimate Parent Corp., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 3/10/28		1,228	1,196,107
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27		1,033	923,822
Verscend Holding Corp., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,570	1,571,288
			$ 10,550,502
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 4.7%
Carnival Corporation:
Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,365	$ 1,345,549
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 10/18/28	3,620	3,514,384
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,477	1,392,772
Dave & Buster's, Inc., Term Loan, 9.75%, (SOFR + 5.00%), 6/29/29	697	699,692
Great Canadian Gaming Corporation, Term Loan, 8.753%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,517	1,514,055
IRB Holding Corp., Term Loan, 7.687%, (SOFR + 3.00%), 12/15/27	2,311	2,284,993
Oravel Stays Singapore Pte., Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26	640	569,822
Playa Resorts Holding B.V., Term Loan, 8.814%, (SOFR + 4.25%), 1/5/29	2,050	2,046,798
Scientific Games Holdings, L.P., Term Loan, 8.103%, (SOFR + 3.50%), 4/4/29	2,000	1,968,282
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.688%, (1 mo. USD LIBOR + 3.00%), 8/25/28	765	763,638
SMG US Midco 2, Inc., Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 1/23/25	238	236,370
Travel Leaders Group, LLC, Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,686	1,564,906
		$ 17,901,261
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 5/17/28	2,093	$ 1,771,742
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 11/22/27	695	649,794
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	1,148	1,136,578
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	2,653	1,485,421
Solis IV B.V., Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29	1,496	1,381,686
		$ 6,425,221
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26	1,397	$ 1,361,733
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26	347	339,570
		$ 1,701,303

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates — 0.5%
SPX Flow, Inc., Term Loan, 9.218%, (SOFR + 4.50%), 4/5/29		1,939	$ 1,840,010
			$ 1,840,010
Insurance — 2.4%
AmWINS Group, Inc., Term Loan, 7.413%, (SOFR + 2.75%), 2/19/28		650	$ 644,820
AssuredPartners, Inc.:
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,379	1,351,107
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,379	1,352,454
Financiere CEP S.A.S., Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	550	575,069
NFP Corp., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,167	2,111,742
Ryan Specialty Group, LLC, Term Loan, 7.718%, (SOFR + 3.00%), 9/1/27		2,955	2,954,660
			$ 8,989,852
Interactive Media & Services — 1.9%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	1,021	$ 1,069,516
Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28		320	320,225
Arches Buyer, Inc., Term Loan, 7.968%, (SOFR + 3.25%), 12/6/27		2,000	1,888,392
Buzz Finco, LLC:
Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 1/29/27		584	582,041
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 1/29/27		67	67,016
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28		1,460	1,358,033
Getty Images, Inc., Term Loan, 9.218%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,173	1,174,673
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27		775	769,672
			$ 7,229,568
Internet & Direct Marketing Retail — 0.7%
CNT Holdings I Corp., Term Loan, 8.125%, (SOFR + 3.50%), 11/8/27		1,576	$ 1,551,201
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29		980	975,067
			$ 2,526,268
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 5.3%
Asurion, LLC:
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,313	$ 1,251,879
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28		1,233	1,158,410
Term Loan - Second Lien, 9.885%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,070	1,772,955
Term Loan - Second Lien, 9.885%, (1 mo. USD LIBOR + 5.25%), 1/20/29		1,425	1,217,188
Endure Digital, Inc., Term Loan, 8.072%, (1 mo. USD LIBOR + 3.50%), 2/10/28		4,048	3,763,239
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		4,250	4,098,401
Indy US Bidco, LLC:
Term Loan, 6.179%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	615	561,775
Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 3/5/28		106	91,777
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		1,715	1,697,562
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,962	1,881,438
Sedgwick Claims Management Services, Inc., Term Loan, 8.325%, (SOFR + 3.75%), 2/17/28		1,231	1,218,462
Skopima Merger Sub, Inc., Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,555	1,490,767
			$ 20,203,853
Leisure Products — 0.6%
Amer Sports Oyj, Term Loan, 6.992%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,813	$ 1,854,775
Fender Musical Instruments Corporation, Term Loan, 8.664%, (SOFR + 4.00%), 12/1/28		272	243,241
			$ 2,098,016
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 8.218%, (SOFR + 3.50%), 12/4/26		313	$ 309,125
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26		1,962	1,699,779
LGC Group Holdings, Ltd., Term Loan, 5.179%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	500	500,424
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 4/21/27		366	354,758
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27		1,475	1,448,645
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		675	651,692
			$ 4,964,423

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery — 8.0%
AI Aqua Merger Sub, Inc., Term Loan, 8.432%, (SOFR + 3.75%), 7/31/28		2,189	$ 2,109,649
Albion Financing 3 S.a.r.l.:
Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,361	1,316,797
Term Loan, 8/17/26(9)		275	266,922
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,172	2,157,591
American Trailer World Corp., Term Loan, 8.468%, (SOFR + 3.75%), 3/3/28		1,295	1,152,238
Apex Tool Group, LLC, Term Loan, 9.914%, (SOFR + 5.25%), 2/8/29		2,261	2,002,697
Clark Equipment Company, Term Loan, 4/20/29(9)		1,000	1,000,875
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,173	1,930,809
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26		444	425,250
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.50%), 5/19/28		3,262	3,240,979
Filtration Group Corporation:
Term Loan, 5.929%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	382	401,107
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 10/21/28		642	633,794
Gates Global, LLC, Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,610	2,602,486
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,399	1,383,468
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		720	696,102
Illuminate Buyer, LLC, Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 6/30/27		887	869,273
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28		2,463	2,347,378
Penn Engineering & Manufacturing Corp., Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 6/27/24		181	180,543
Roper Industrial Products Investment Company, LLC, Term Loan, 9.228%, (SOFR + 4.50%), 11/22/29		1,325	1,309,763
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		1,974	1,898,420
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	545,475
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,320	1,294,662
Zephyr German BidCo GmbH, Term Loan, 5.393%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	650	649,501
			$ 30,415,779
Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 2.5%
Diamond Sports Group, LLC, Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26	527	$ 495,798
Gray Television, Inc.:
Term Loan, 7.066%, (1 mo. USD LIBOR + 2.50%), 2/7/24	126	126,499
Term Loan, 7.066%, (1 mo. USD LIBOR + 2.50%), 1/2/26	637	629,722
Term Loan, 7.566%, (1 mo. USD LIBOR + 3.00%), 12/1/28	842	833,160
Hubbard Radio, LLC, Term Loan, 8.89%, (1 mo. USD LIBOR + 4.25%), 3/28/25	616	552,694
Magnite, Inc., Term Loan, 9.758%, (USD LIBOR + 5.00%), 4/28/28(8)	763	735,703
MJH Healthcare Holdings, LLC, Term Loan, 8.218%, (SOFR + 3.50%), 1/28/29	248	244,558
Nexstar Broadcasting, Inc., Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 9/18/26	267	267,350
Recorded Books, Inc., Term Loan, 8.605%, (SOFR + 4.00%), 8/29/25	2,520	2,511,732
Sinclair Television Group, Inc.:
Term Loan, 7.14%, (1 mo. USD LIBOR + 2.50%), 9/30/26	653	635,647
Term Loan, 7.64%, (1 mo. USD LIBOR + 3.00%), 4/1/28	445	429,839
Univision Communications, Inc., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,167	2,155,714
		$ 9,618,416
Metals/Mining — 0.6%
Dynacast International, LLC, Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25	365	$ 295,635
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29	599	518,139
WireCo WorldGroup, Inc., Term Loan, 8.875%, (1 mo. USD LIBOR + 4.25%), 11/13/28	426	425,392
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,034	1,023,246
		$ 2,262,412
Oil, Gas & Consumable Fuels — 2.6%
Centurion Pipeline Company, LLC:
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 9/29/25	266	$ 265,619
Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 9/28/25	247	246,258
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	590	575,882
Matador Bidco S.a.r.l., Term Loan, 9.135%, (1 mo. USD LIBOR + 4.50%), 10/15/26	3,976	3,960,729

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.932%, (SOFR + 3.25%), 10/5/28		936	$ 931,654
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25		688	688,959
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.635%, (1 mo. USD LIBOR + 8.00%), 8/27/26		783	780,946
UGI Energy Services, LLC, Term Loan, 7.911%, (SOFR + 3.25%), 2/22/30		2,394	2,395,884
			$ 9,845,931
Personal Products — 0.7%
HLF Financing S.a.r.l., Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 8/18/25		721	$ 711,147
Olaplex, Inc., Term Loan, 8.205%, (SOFR + 3.50%), 2/23/29		1,000	905,000
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/1/26		1,228	1,197,422
			$ 2,813,569
Pharmaceuticals — 2.5%
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25(3)		312	$ 156,510
Amneal Pharmaceuticals, LLC, Term Loan, 8.192%, (USD LIBOR + 3.50%), 5/4/25(8)		912	862,199
Bausch Health Companies, Inc., Term Loan, 9.914%, (SOFR + 5.25%), 2/1/27		1,672	1,325,458
Elanco Animal Health Incorporated, Term Loan, 6.316%, (1 mo. USD LIBOR + 1.75%), 8/1/27		595	582,633
Jazz Financing Lux S.a.r.l., Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 5/5/28		2,221	2,219,794
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		2,087	1,659,144
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		2,996	2,377,168
PharmaZell GmbH, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	130,119
			$ 9,313,025
Professional Services — 4.0%
AlixPartners, LLP, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	516	$ 535,345
APFS Staffing Holdings, Inc., Term Loan, 8.705%, (SOFR + 4.00%), 12/29/28		248	245,954
Blitz 20-487 GmbH, Term Loan, 5.692%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	825	842,333
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Camelot U.S. Acquisition, LLC, Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 10/30/26		2,397	$ 2,391,284
CoreLogic, Inc., Term Loan, 8.188%, (1 mo. USD LIBOR + 3.50%), 6/2/28		3,098	2,669,039
Corporation Service Company, Term Loan, 7.968%, (SOFR + 3.25%), 11/2/29		336	336,525
Deerfield Dakota Holding, LLC, Term Loan, 8.368%, (SOFR + 3.75%), 4/9/27		2,293	2,205,507
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		2,029	1,688,176
Neptune Bidco US, Inc., Term Loan, 9.735%, (SOFR + 5.00%), 4/11/29		1,875	1,739,062
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.107%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	801	834,481
Trans Union, LLC, Term Loan, 6.885%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,434	1,427,504
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29		248	245,412
			$ 15,160,622
Road & Rail — 3.7%
First Student Bidco, Inc.:
Term Loan, 7/21/28(9)		272	$ 259,845
Term Loan, 7/21/28(9)		728	696,905
Grab Holdings, Inc., Term Loan, 9.14%, (1 mo. USD LIBOR + 4.50%), 1/29/26		1,145	1,145,474
Kenan Advantage Group, Inc., Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,597	2,585,030
PODS, LLC, Term Loan, 7.732%, (SOFR + 3.00%), 3/31/28		3,450	3,367,261
Uber Technologies, Inc.:
Term Loan, 8.453%, (3 mo. USD LIBOR + 3.50%), 4/4/25		6,045	6,048,771
Term Loan, 8.453%, (3 mo. USD LIBOR + 3.50%), 2/25/27		5	5,221
			$ 14,108,507
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29(8)		1,845	$ 1,792,240
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30		475	419,187
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 5.676% cash, 8.00% PIK, 10/31/27		451	399,894
Ultra Clean Holdings, Inc., Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,161	1,163,298
			$ 3,774,619

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 24.6%
AppLovin Corporation, Term Loan, 7.943%, (SOFR + 3.35%), 8/15/25		1,766	$ 1,759,531
Aptean, Inc., Term Loan, 8.968%, (SOFR + 4.25%), 4/23/26		2,073	1,990,147
AQA Acquisition Holding, Inc., Term Loan, 9.203%, (USD LIBOR + 4.25%), 3/3/28(8)		960	935,765
Astra Acquisition Corp.:
Term Loan, 9.885%, (1 mo. USD LIBOR + 5.25%), 10/25/28		935	809,991
Term Loan - Second Lien, 13.51%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,450	1,261,197
Banff Merger Sub, Inc.:
Term Loan, 6.429%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	289	301,512
Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,694	3,653,801
Term Loan - Second Lien, 10.135%, (1 mo. USD LIBOR + 5.50%), 2/27/26		775	759,016
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29		2,100	2,096,302
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25		888	784,493
Ceridian HCM Holding, Inc., Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,023	1,021,334
Cloudera, Inc.:
Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,376	2,277,990
Term Loan - Second Lien, 10.635%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	583,375
ConnectWise, LLC, Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 9/29/28		1,980	1,886,940
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28		2,026	1,920,254
Cornerstone OnDemand, Inc., Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,166	1,080,545
Delta TopCo, Inc.:
Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,539	1,438,968
Term Loan - Second Lien, 11.654%, (SOFR + 7.25%), 12/1/28		2,250	1,982,812
E2open, LLC, Term Loan, 8.08%, (1 mo. USD LIBOR + 3.50%), 2/4/28		958	955,359
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,397	1,375,212
Epicor Software Corporation:
Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 7/30/27		2,481	2,434,429
Term Loan - Second Lien, 12.385%, (1 mo. USD LIBOR + 7.75%), 7/31/28		925	925,000
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	4,898	$ 4,632,978
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25	1,000	856,625
GoTo Group, Inc., Term Loan, 9.385%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,009	1,106,623
Greeneden U.S. Holdings II, LLC, Term Loan, 8.635%, (1 mo. USD LIBOR + 4.00%), 12/1/27	2,384	2,365,512
Hyland Software, Inc., Term Loan - Second Lien, 10.885%, (1 mo. USD LIBOR + 6.25%), 7/7/25	3,806	3,677,547
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,358	2,016,436
Ivanti Software, Inc., Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,263	1,070,932
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	4,592	3,937,533
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,250	987,500
Marcel LUX IV S.a.r.l., Term Loan, 8.68%, (SOFR + 4.00%), 12/31/27	112	111,374
McAfee, LLC, Term Loan, 8.418%, (SOFR + 3.75%), 3/1/29	2,488	2,329,698
Mediaocean, LLC, Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 12/15/28	546	519,127
MH Sub I, LLC, Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 9/13/24	346	343,626
Mitnick Corporate Purchaser, Inc., Term Loan, 9.526%, (SOFR + 4.75%), 5/2/29	399	384,636
Open Text Corporation, Term Loan, 8/24/29(9)	2,100	2,099,124
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	986	929,823
Polaris Newco, LLC, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,864	2,658,276
Proofpoint, Inc., Term Loan, 7.885%, (3 mo. USD LIBOR + 3.25%), 8/31/28	2,970	2,892,037
RealPage, Inc., Term Loan, 7.635%, (1 mo. USD LIBOR + 3.00%), 4/24/28	4,617	4,477,202
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,419	1,989,936
Sabre GLBL, Inc.:
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 12/17/27	1,513	1,368,200
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 12/17/27	949	858,312
Term Loan, 8.968%, (SOFR + 4.25%), 6/30/28	1,001	917,148
SolarWinds Holdings, Inc., Term Loan, 8.618%, (SOFR + 4.00%), 2/5/27	1,675	1,673,429

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27		4,184	$ 4,119,260
SurveyMonkey, Inc., Term Loan, 8.39%, (1 mo. USD LIBOR + 3.75%), 10/10/25		897	886,092
Turing Midco, LLC, Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 3/24/28		201	200,671
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26		4,534	4,451,328
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26		1,704	1,684,688
Veritas US, Inc.:
Term Loan, 6.952%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	364	306,415
Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,139	1,673,953
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,469	2,255,203
VS Buyer, LLC, Term Loan, 7.70%, (2 mo. USD LIBOR + 3.00%), 2/28/27		1,216	1,206,001
			$ 93,221,218
Specialty Retail — 4.7%
Belron Finance US, LLC, Term Loan, 7.375%, (3 mo. USD LIBOR + 2.50%), 4/13/28		983	$ 982,500
Boels Topholding B.V., Term Loan, 5.808%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	600	624,175
Great Outdoors Group, LLC, Term Loan, 8.385%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,891	2,851,221
Harbor Freight Tools USA, Inc., Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 10/19/27		3,208	3,113,077
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		4,642	4,595,183
LIDS Holdings, Inc., Term Loan, 10.152%, (SOFR + 5.50%), 12/14/26		394	368,157
Mattress Firm, Inc., Term Loan, 8.44%, (6 mo. USD LIBOR + 4.25%), 9/25/28		2,224	2,105,499
PetSmart, Inc., Term Loan, 8.468%, (SOFR + 3.75%), 2/11/28		3,226	3,221,507
			$ 17,861,319
Trading Companies & Distributors — 4.0%
DXP Enterprises, Inc., Term Loan, 10.165%, (3 mo. USD LIBOR + 5.25%), 12/23/27		936	$ 922,202
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		1,704	1,679,856
Hillman Group, Inc. (The):
Term Loan, 3.117%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		84	83,619
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Hillman Group, Inc. (The): (continued)
Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 7/14/28		348	$ 345,090
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27		712	655,914
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 3/5/29	GBP	1,350	1,454,358
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,593	3,891,293
SRS Distribution, Inc.:
Term Loan, 7.968%, (SOFR + 3.25%), 6/2/28		347	335,780
Term Loan, 8.135%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,655	2,573,953
TricorBraun Holdings, Inc., Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 3/3/28		789	771,121
White Cap Buyer, LLC, Term Loan, 8.368%, (SOFR + 3.75%), 10/19/27		2,322	2,290,858
			$ 15,004,044
Transportation Infrastructure — 1.1%
Brown Group Holding, LLC:
Term Loan, 7.135%, (1 mo. USD LIBOR + 2.50%), 6/7/28		2,191	$ 2,176,266
Term Loan, 8.41%, (SOFR + 3.75%), 7/2/29		224	224,718
KKR Apple Bidco, LLC, Term Loan, 7.385%, (1 mo. USD LIBOR + 2.75%), 9/23/28		1,634	1,620,994
			$ 4,021,978
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.58%, (SOFR + 4.00%), 12/17/27		371	$ 366,407
Digicel International Finance Limited, Term Loan, 7.885%, (1 mo. USD LIBOR + 3.25%), 5/28/24		1,729	1,505,133
			$ 1,871,540
Total Senior Floating-Rate Loans (identified cost $538,886,199)			$ 510,798,032

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	154,246	$ 0
		$ 0

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,543	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(12)	4,285,042	$ 4,285,042
Total Short-Term Investments (identified cost $4,285,042)		$ 4,285,042
Total Investments — 153.1% (identified cost $620,169,553)		$ 579,810,174
Less Unfunded Loan Commitments — (0.0)%(6)		$ (132,650)
Net Investments — 153.1% (identified cost $620,036,903)		$ 579,677,524
Notes Payable — (31.1)%		$(118,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (21.1)%		$ (79,970,223)
Other Assets, Less Liabilities — (0.9)%		$ (2,880,871)
Net Assets Applicable to Common Shares — 100.0%		$ 378,826,430
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $51,623,554 or 13.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	The stated interest rate represents the weighted average interest rate at February 28, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	This Senior Loan will settle after February 28, 2023, at which time the interest rate will be determined.
(10)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 28, 2023, the total value of unfunded loan commitments is $120,493.
(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,808,374	EUR	9,015,019	Standard Chartered Bank	3/2/23	$273,192	$ —
EUR	2,000,000	USD	2,136,531	State Street Bank and Trust Company	3/31/23	—	(17,457)
USD	836,365	EUR	781,502	Bank of America, N.A.	3/31/23	8,334	—

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,827,349	EUR	1,711,333	State Street Bank and Trust Company	3/31/23	$ 14,129	$ —
USD	1,776,518	EUR	1,663,483	State Street Bank and Trust Company	3/31/23	13,997	—
USD	864,514	EUR	807,593	State Street Bank and Trust Company	3/31/23	8,840	—
USD	836,518	EUR	781,502	State Street Bank and Trust Company	3/31/23	8,488	—
USD	864,157	EUR	807,593	State Street Bank and Trust Company	3/31/23	8,483	—
USD	2,149,905	EUR	2,001,550	The Toronto-Dominion Bank	3/31/23	29,189	—
USD	9,579,194	EUR	9,015,019	Standard Chartered Bank	4/4/23	25,194	—
USD	304,264	EUR	286,986	Bank of America, N.A.	5/31/23	—	(861)
USD	2,218,995	EUR	2,091,811	JPMorgan Chase Bank, N.A.	5/31/23	—	(5,026)
USD	2,219,059	EUR	2,091,812	State Street Bank and Trust Company	5/31/23	—	(4,963)
USD	2,218,981	EUR	2,091,812	State Street Bank and Trust Company	5/31/23	—	(5,041)
USD	2,218,911	EUR	2,091,812	State Street Bank and Trust Company	5/31/23	—	(5,111)
USD	2,218,407	EUR	2,091,812	State Street Bank and Trust Company	5/31/23	—	(5,615)
USD	3,051	GBP	2,547	Bank of America, N.A.	5/31/23	—	(18)
USD	2,994,237	GBP	2,500,502	State Street Bank and Trust Company	5/31/23	—	(18,768)
						$389,846	$(62,860)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At February 28, 2023, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Investments in Affiliated Funds
At February 28, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $4,285,042, which represents 1.2% of the Trust's net assets applicable to common shares. Transactions in such funds by the Trust for the fiscal year to date ended February 28, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,301,950	$105,740,575	$(105,757,483)	$ —	$ —	$4,285,042	$103,744	4,285,042
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Floating-Rate Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Trust’s investments  and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 28,124,469	$ —	$ 28,124,469
Closed-End Funds	7,454,207	—	—	7,454,207
Common Stocks	737,793	510,777	710,397	1,958,967
Convertible Preferred Stocks	—	27	—	27
Corporate Bonds	—	27,189,430	—	27,189,430
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	510,067,619	597,763	510,665,382
Warrants	—	0	0	0
Short-Term Investments	4,285,042	—	—	4,285,042
Total Investments	$12,477,042	$565,892,322	$1,308,160	$579,677,524
Forward Foreign Currency Exchange Contracts	$ —	$ 389,846	$ —	$ 389,846
Total	$12,477,042	$566,282,168	$1,308,160	$580,067,370
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (62,860)	$ —	$ (62,860)
Total	$ —	$ (62,860)	$ —	$ (62,860)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2023 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.